TAXES ON INCOME (Schedule of Deferred Taxes Included in Consolidated Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Current assets	$ 62	$ 55
Non-current assets
Current liabilities	(5)	(20)
Non-current liabilities	(2,713)	(6,349)
Net deferred tax liabilities	$ (2,656)	$ (6,314)